Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill
Below is a summary of the changes in the carrying amount of goodwill by segment for the years ended December 31, 2022 and 2021:

In millions	Health Care Benefits	Health Services	Pharmacy & Consumer Wellness	Total
Balance at December 31, 2020	$45,130	$23,615	$10,807	$79,552
Impairment	—	—	(431)	(431)
Balance at December 31, 2021	45,130	23,615	10,376	79,121
Divestitures	(971)	—	—	(971)
Balance at December 31, 2022	$44,159	$23,615	$10,376	$78,150

Summary of Intangible Assets
The following table is a summary of the Company’s intangible assets as of December 31, 2022 and 2021:

In millions, except weighted average life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (years)
2022
Trademarks (indefinite-lived)	$10,498	$—	$10,498	N/A
Customer contracts/relationships and covenants not to compete	21,206	(10,668)	10,538	13.3
Technology	1,060	(1,060)	—	—
Provider networks	4,203	(862)	3,341	20.0
Value of Business Acquired	590	(174)	416	20.0
Other	302	(264)	38	12.4
Total (1)	$37,859	$(13,028)	$24,831	13.9

2021
Trademarks (indefinite-lived)	$10,498	$—	$10,498	N/A
Customer contracts/relationships and covenants not to compete	25,084	(10,564)	14,520	15.0
Technology	1,060	(1,060)	—	—
Provider networks	4,203	(651)	3,552	20.0
Value of Business Acquired	590	(147)	443	20.0
Other	318	(279)	39	8.4
Total	$41,753	$(12,701)	$29,052	15.3
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(1)Includes intangible assets of $28 million which have been accounted for as assets held for sale and are included in assets held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.

Schedule of Projected Annual Amortization Expense for Intangible Assets for Next Five Years	The projected annual amortization expense for the Company’s intangible assets for the next five years is as follows:

In millions
2023	$1,601
2024	1,562
2025	1,515
2026	1,283
2027	1,196